SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-17620)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 177
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and
REGISTRATION STATEMENT
(NO. 811-01027)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 177
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VANGUARD WORLD FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on September 29, 2025, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 177 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 177 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard World Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 29, 2025, the pending effective date of the Trust’s Post-Effective Amendment No. 176.

Post-Effective Amendment No. 176 was filed under Rule 485(b)(1)(iii) on August 12, 2025 for the sole purpose of delaying the effectiveness of the Trust’s Post-Effective Amendment No. 175 until September 11, 2025.

Post-Effective Amendment No. 175 was filed under Rule 485(a)(2) on May 30, 2025, to register shares of Vanguard Emerging Markets Ex-China ETF, a new series of the Trust. Post-Effective Amendment No. 175 originally requested that the Amendment become effective August 13, 2025, pursuant to the requirements of Rule 485(a)(1).

This Post-Effective Amendment No. 177 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 175 to the Trust’s Registration Statement, and Part C is filed herewith.

PART C

VANGUARD WORLD FUND

OTHER INFORMATION

Item 28. Exhibits

(a)Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, to be filed by amendment.

(b)By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 173 dated November 22, 2024, is hereby incorporated by reference.

(c)Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.

(d)Investment Advisory Contracts, for Wellington Management Company LLP (with respect to Vanguard U.S. Growth Fund), filed with Post-Effective Amendment No. 117 dated December 15, 2010; for Baillie Gifford Overseas

Ltd. and Schroder Investment Management North America Inc. (each with respect to Vanguard International Growth Fund), filed with Post-Effective Amendment No. 118 dated April 8, 2011; for Jennison Associates LLC (with respect to Vanguard U.S. Growth Fund), filed with Post-Effective Amendment No. 135 dated April 22, 2014; for Wellington Management Company LLP (with respect to Vanguard Global Wellington Fund and Vanguard Global Wellesley Income Fund), filed with Post-Effective Amendment No. 146 on October 6, 2017; for Schroder Investment Management North America Inc. Sub-Advisory Agreement with Schroder Investment Management North America Limited (with respect to Vanguard International Growth Fund), filed with Post-Effective Amendment No. 165 dated December 20, 2019; and for Ballie Gifford Overseas Ltd. (with respect to Vanguard U.S. Growth Fund), filed with Post-Effective Amendment No. 174 on December 20, 2024, are hereby incorporated by reference. Amendments to the Investment Advisory Agreements for Baillie Gifford Overseas Ltd. (with respect to Vanguard International Growth Fund), Jennison Associates LLC, Schroder Investment Management North America Inc., and Wellington Management Company LLP, filed with Post-Effective Amendment No. 172 dated December 22, 2023, are hereby incorporated by reference. The Vanguard Group, Inc., provides investment advisory services to Vanguard FTSE Social Index Fund, Vanguard U.S. Sector Index Funds, Vanguard Extended Duration Treasury Index Fund, Vanguard Mega Cap Index Funds, Vanguard ESG U.S. Stock ETF, Vanguard ESG International Stock ETF, Vanguard ESG U.S. Corporate Bond ETF, and Vanguard Emerging Markets Ex-China ETF pursuant to the Fifth Amended and Restated Funds’ Service Agreement, refer to Exhibit (h) below.

(e)Underwriting Contracts, not applicable.

(f)Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.

(g)Custodian Agreements, for The Bank of New York Mellon, filed with Post-Effective Amendment No. 174 dated December 20, 2024, is hereby incorporated by reference. State Street Bank and Trust Company and JPMorgan Chase Bank, N.A., are to be filed by amendment.

(h)Other Material Contracts, Form of Authorized Participant Agreement, filed with Post-Effective Amendment No. 117 dated December 15, 2010; Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective Amendment No. 169 dated December 22, 2020; and Form of Fund of Funds Investment Agreement, filed with Post-Effective Amendment No. 171 dated December 21, 2022, are hereby incorporated by reference.

(i)Legal Opinion, not applicable.

(j)Other Opinions, Consent of Independent Registered Public Accounting Firm, not applicable.

(k)Omitted Financial Statements, not applicable.

(l)Initial Capital Agreements, not applicable.

(m)Rule 12b-1 Plan, not applicable.

(n)Rule 18f-3 Plan, Vanguard Funds Multiple Class Plan, to be filed by amendment.

(o)Reserved.

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(p)Codes of Ethics, for Schroder Investment Management North America, Inc., filed with Post-Effective Amendment No. 171 dated December 21, 2022; Schroder Investment Management North America Limited, filed with Post-Effective Amendment No. 172 dated December 22, 2023; and for Jennison Associates LLC, Baillie Gifford Overseas Ltd., The Vanguard Group, Inc., and Wellington Management Company LLP, filed with Post-Effective Amendment No. 173 dated November 22, 2024, are hereby incorporated by reference.

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers, and may indemnify its underwriter or affiliated persons, from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant. In addition, the Registrant maintains liability insurance policies which, under certain circumstances, provides coverage to Trustees and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

Wellington Management Company LLP (Wellington Management) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Schroder Investment Management North America Inc. (Schroders), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Schroders, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Schroders pursuant to the Advisers Act (SEC File No. 801-15834).

Schroder Investment Management North America Limited (Schroder Limited), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Schroder Limited, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Schroder Limited pursuant to the Advisers Act (SEC File No. 801-37163).

Baillie Gifford Overseas Ltd. (Baillie Gifford), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Baillie Gifford, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV filed by Baillie Gifford pursuant to the Advisers Act (SEC File No. 801-21051).

Jennison Associates LLC (Jennison), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Jennison, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Jennison pursuant to the Advisers Act (SEC File No. 801-5608).

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or

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employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a)Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of over 200 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
Matthew J. Benchener	President and Chief Executive Officer	None
Designee
John Bendl	Senior Vice President	Finance Director
John E. Bisordi	Vice President	None
Amma Boateng	Vice President	None
Barbara Bock	Controller	None
Jason Botzler	Vice President	None
Matthew C. Brancato	Vice President	None
Christine Buchanan	Senior Vice President	Chief Financial Officer
Jacob Buttery	Secretary	None
Sarah Green	Anti-Money Laundering Officer	None
Kaitlyn Holmes	Vice President	None
Paul M. Jakubowski	Senior Vice President	None
Andrew Kadjeski	Vice President	None
Amy M. Laursen	Vice President	None
James D. Martielli	Vice President	None
Janelle McDonald	Vice President	None
Douglas R. Mento	Vice President	None
Beth Morales Singh	Assistant Secretary	None
Armond E. Mosley	Vice President	None
Manish Nagar	Chief Information Security Officer	None
Faith Nsereko	Senior Vice President	None
Salvatore L. Pantalone	Principal Financial Officer and Treasurer	None
David Petty	Senior Vice President	None
Joanna Rotenberg	Vice President	None
John E. Schadl	Vice President	Assistant Secretary
Carrie Simons	Assistant Secretary	Assistant Secretary
Michael Smolenski	Vice President	None
Marc Stewart	Chief Compliance Officer	None
Parks Strobridge	Vice President	None
Nitin Tandon	Chief Information Officer	None
Marisa Tilghman	Senior Vice President	None
Matthew Tretter	Principal Operations Officer	None
Lauren M. Valente	Vice President	None

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Name	Positions and Office with Underwriter	Positions and Office with Funds
Massy Williams	Vice President	None

(c)Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Custodians, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114, JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, NY 10179, and The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286; and the Registrant’s investment advisors at their respective locations identified in this Registration Statement.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 9th day of September, 2025.

VANGUARD WORLD FUND

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and	September 9, 2025
Trustee
Salim Ramji

/s/ Tara Bunch*	Trustee	September 9, 2025

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	September 9, 2025

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 9, 2025

Scott C. Malpass
/s/ John Murphy*	Trustee	September 9, 2025

John Murphy
/s/ Lubos Pastor*	Trustee	September 9, 2025

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	September 9, 2025

Rebecca Patterson
/s/ André F. Perold*	Trustee	September 9, 2025

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	September 9, 2025

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	September 9, 2025

Grant Reid
/s/ David Thomas*	Trustee	September 9, 2025

David Thomas
/s/ Barbara Venneman*	Trustee	September 9, 2025

Barbara Venneman
Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	September 9, 2025

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	September 9, 2025

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 33-64845), Incorporated by Reference.